Consolidated Schedule of Investments (unaudited)	iShares® MSCI India ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.3%
Bharat Electronics Ltd.	7,815,939	$21,194,791

Airlines — 0.2%
InterGlobe Aviation Ltd.(a)(b)	617,583	15,651,618

Auto Components — 1.1%
Balkrishna Industries Ltd.	558,099	16,145,343
Bharat Forge Ltd.	1,493,484	13,788,498
Motherson Sumi Systems Ltd.	8,103,847	22,619,343
MRF Ltd.	12,243	12,147,299
		64,700,483
Automobiles — 4.6%
Bajaj Auto Ltd.	445,542	19,233,092
Eicher Motors Ltd.	876,992	27,608,299
Hero MotoCorp Ltd.	769,064	25,088,100
Mahindra & Mahindra Ltd.	5,582,961	62,049,112
Maruti Suzuki India Ltd.	872,093	82,096,179
Tata Motors Ltd.(b)	10,650,658	65,041,556
		281,116,338
Banks — 10.3%
Axis Bank Ltd.(b)	14,555,395	126,758,010
Bandhan Bank Ltd.(a)	4,136,882	14,966,224
ICICI Bank Ltd.	32,902,122	311,006,023
Kotak Mahindra Bank Ltd.	3,561,974	93,031,306
State Bank of India	11,450,472	70,048,754
Yes Bank Ltd.(b)	72,332,497	11,889,723
		627,700,040
Beverages — 0.4%
United Spirits Ltd.(b)	1,864,690	21,909,909

Biotechnology — 0.2%
Biocon Ltd.(b)	2,695,764	12,938,087

Capital Markets — 0.2%
HDFC Asset Management Co. Ltd.(a)	341,810	11,420,011

Chemicals — 3.6%
Asian Paints Ltd.	2,461,480	103,003,932
Berger Paints India Ltd.	1,557,827	15,581,843
PI Industries Ltd.	535,033	20,398,896
Pidilite Industries Ltd.	978,013	28,712,842
SRF Ltd.	947,674	25,293,794
UPL Ltd.	3,186,110	28,943,711
		221,935,018
Commercial Services & Supplies — 0.3%
Indian Railway Catering & Tourism Corp.	1,535,596	16,247,352

Construction & Engineering — 1.7%
Larsen & Toubro Ltd.	4,415,646	103,808,973

Construction Materials — 2.7%
ACC Ltd.	481,897	14,632,376
Ambuja Cements Ltd.	4,458,594	22,213,935
Grasim Industries Ltd	1,688,818	37,398,276
Shree Cement Ltd	69,443	24,137,174
UltraTech Cement Ltd.	648,156	64,008,773
		162,390,534
Consumer Finance — 3.9%
Bajaj Finance Ltd.	1,742,552	162,314,810
Security	Shares	Value

Consumer Finance (continued)
Cholamandalam Investment and Finance Co. Ltd.	2,631,907	$19,261,704
Muthoot Finance Ltd.	772,164	14,648,150
SBI Cards & Payment Services Ltd.(b)	1,509,519	19,040,766
Shriram Transport Finance Co. Ltd.	1,293,257	24,230,854
		239,496,284
Diversified Financial Services — 1.3%
Bajaj Finserv Ltd.	244,264	56,047,340
Piramal Enterprises Ltd.	689,149	22,138,721
		78,186,061
Diversified Telecommunication Services — 0.3%
Indus Towers Ltd.	4,321,543	16,352,611

Electric Utilities — 2.0%
Adani Transmission Ltd.(b).	1,783,439	42,492,005
Power Grid Corp. of India Ltd.	20,137,850	55,362,631
Tata Power Co. Ltd. (The)	9,200,156	26,540,618
		124,395,254
Electrical Equipment — 0.5%
Havells India Ltd.	1,607,210	29,013,784

Food & Staples Retailing — 1.1%
Avenue Supermarts Ltd.(a)(b)	1,038,944	65,061,710

Food Products — 2.1%
Britannia Industries Ltd.	695,377	32,832,426
Nestle India Ltd.	216,493	55,144,531
Tata Consumer Products Ltd.	3,838,815	39,809,251
		127,786,208
Gas Utilities — 1.1%
Adani Total Gas Ltd.	1,763,949	37,551,030
GAIL India Ltd.	9,970,499	17,218,133
Indraprastha Gas Ltd.	1,796,330	11,584,792
		66,353,955
Health Care Providers & Services — 0.8%
Apollo Hospitals Enterprise Ltd.	645,712	48,814,251

Hotels, Restaurants & Leisure — 0.4%
Jubilant Foodworks Ltd.	506,927	24,681,976

Household Products — 2.7%
Hindustan Unilever Ltd.	5,275,802	162,791,789

Independent Power and Renewable Electricity Producers — 1.6%
Adani Green Energy Ltd.(b)	2,554,749	43,968,137
NTPC Ltd.	31,104,313	52,564,442
		96,532,579
Industrial Conglomerates — 0.2%
Siemens Ltd.	456,624	13,066,515

Insurance — 2.3%
HDFC Life Insurance Co. Ltd.(a)	5,838,956	52,909,990
ICICI Lombard General Insurance Co. Ltd.(a)	1,429,462	27,317,373
ICICI Prudential Life Insurance Co. Ltd.(a)	2,304,342	18,173,770
SBI Life Insurance Co. Ltd.(a)	2,887,541	44,623,558
		143,024,691
Interactive Media & Services — 0.6%
Info Edge India Ltd.	494,869	38,232,461

Internet & Direct Marketing Retail — 0.3%
Zomato Ltd.(b)	10,039,188	20,378,273

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI India ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services — 18.3%
HCL Technologies Ltd.	6,963,770	$105,475,763
Infosys Ltd.	21,859,242	497,210,163
Larsen & Toubro Infotech Ltd.(a)	337,144	30,493,641
Mindtree Ltd.	421,778	24,293,100
Mphasis Ltd.	539,340	20,777,355
Tata Consultancy Services Ltd.	5,932,784	278,824,404
Tech Mahindra Ltd.	4,041,575	82,777,299
Wipro Ltd.	8,788,005	74,069,829
		1,113,921,554
Life Sciences Tools & Services — 0.9%
Divi's Laboratories Ltd.	851,552	55,326,010

Metals & Mining — 3.2%
Hindalco Industries Ltd.	10,090,449	55,365,606
JSW Steel Ltd.	5,405,580	43,595,011
Tata Steel Ltd.	4,632,094	65,725,843
Vedanta Ltd.	7,154,263	32,040,762
		196,727,222
Multiline Retail — 0.3%
Trent Ltd.	1,163,115	15,707,524

Oil, Gas & Consumable Fuels — 11.7%
Bharat Petroleum Corp. Ltd.	5,566,706	27,382,160
Coal India Ltd.	9,884,193	19,974,683
Hindustan Petroleum Corp. Ltd.	4,095,291	16,091,102
Indian Oil Corp. Ltd.	12,079,243	19,057,796
Oil & Natural Gas Corp. Ltd.	16,141,669	30,281,738
Petronet LNG Ltd.	4,816,537	14,089,253
Reliance Industries Ltd.	18,301,715	585,180,503
		712,057,235
Personal Products — 1.6%
Colgate-Palmolive India Ltd.	785,212	14,979,732
Dabur India Ltd.	3,969,555	31,424,127
Godrej Consumer Products Ltd.(b)	2,296,031	28,155,079
Marico Ltd.	3,311,961	23,736,498
		98,295,436
Pharmaceuticals — 3.1%
Aurobindo Pharma Ltd.	1,880,523	16,510,192
Cipla Ltd.	3,105,023	40,112,821
Dr. Reddy’s Laboratories Ltd.	747,143	46,573,486
Lupin Ltd.	1,457,078	17,141,443
Sun Pharmaceutical Industries Ltd.	5,387,645	54,014,455
Torrent Pharmaceuticals Ltd.	325,849	13,175,601
		187,527,998
Real Estate Management & Development — 0.7%
DLF Ltd.	3,970,070	19,774,695
Security	Shares	Value

Real Estate Management & Development (continued)	800,393	$21,265,357
Godrej Properties Ltd.(b)		41,040,052

Road & Rail — 0.2%
Container Corp. of India Ltd.	1,563,563	12,893,292

Textiles, Apparel & Luxury Goods — 1.5%
Page Industries Ltd.	35,779	18,285,513
Titan Co. Ltd.	2,278,225	71,974,964
		90,260,477
Thrifts & Mortgage Finance — 6.4%
Housing Development Finance Corp. Ltd.	11,011,110	391,917,470

Tobacco — 0.9%
ITC Ltd.	18,962,418	55,717,191

Trading Companies & Distributors — 0.6%
Adani Enterprises Ltd.	1,764,341	38,977,085

Transportation Infrastructure — 0.5%
Adani Ports & Special Economic Zone Ltd.	3,274,698	29,803,173

Wireless Telecommunication Services — 2.5%
Bharti Airtel Ltd.(b)	29,803,173	153,563,150

Total Common Stocks — 99.2%
(Cost: $3,437,463,056).		6,048,916,425

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	42,300,000	42,300,000

Total Short-Term Investments — 0.7% (Cost: $42,300,000)		42,300,000

Total Investments in Securities — 99.9% (Cost: $3,479,763,056)		6,091,216,425

Other Assets, Less Liabilities — 0.1%		4,046,299

Net Assets — 100.0%		$6,095,262,724

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI India ETF
November 30, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$138,250,000	$—	$(95,950,000	)(a)	$—	$—	$42,300,000	42,300,000	$2,666	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts SGX CNX Nifty Index	545	12/30/21	$18,572	$(795,928)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$57,929,303	$5,990,987,122	$—	$6,048,916,425
Money Market Funds	42,300,000	—	—	42,300,000
	$100,229,303	$5,990,987,122	$—	$6,091,216,425
Derivative financial instruments(a)
Liabilities
Futures Contracts	$—	$(795,928)	$—	$(795,928)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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